QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Law Offices of John H. Lively & Associates, Inc.
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS  66221
 (Name and address of agent for service)

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 07/31

 Date of reporting period: 04/30/2012

ITEM 1. SCHEDULE OF INVESTMENTS

SHERWOOD FOREST ALTERNATIVE FUND SCHEDULE OF INVESTMENTS April 30, 2012 (unaudited)
Number of Shares	Security Description	% of Total Investments	Fair Value
	EXCHANGE-TRADED FUNDS	85.94%

	COMMODITIES	9.74%
12,000	iShares Silver Trust		$ 361,320
5,500	PowerShares DB Agriculture Fund		150,095
12,950	PowerShares DB Commodity Index Tracking Fund		367,910
12,500	PowerShares DB Oil fund		377,387
1,200	SPDR Gold Trust		194,256
			1,450,968

	CURRENCY	2.50%
17,100	PowerShares DB US Dollar Index Bullish Fund*		372,951

	FIXED INCOME	2.42%
11,400	ProShares Short 20+ Year Treasury		360,240

	INTERNATIONAL	12.05%
5,900	iShares MSCI Brazil Index Fund		355,534
14,000	iShares FTSE China 25 Index Fund		531,020
18,100	Market Vectors Russia ETF		371,380
9,900	WisdomTree India Earnings Fund		181,467
8,400	iShares MSCI Emerging Markets Index		354,606
			1,794,007

	DOMESTIC EQUITY SECTORS	5.42%
25,600	Financial Select Sector SPDR Fund		394,752
14,700	SPDR S7P Regional banking ETF		412,629
			807,381

	CONSUMER STAPLES	3.35%
14,600	Consumer Staples Select Sector SPDR Fund		498,882

	ENERGY SECTOR	9.49%
7,200	Energy Select Sector SPDR Fund		512,424
12,700	Market Vectors Oil Service ETF		518,414
10,700	Utilities Select Sector SPDR Fund		381,562
			1,412,400

	INDUSTRIAL SECTOR	2.61%
10,500	Industrial Select Sector SPDR Fund		388,290

	REAL ESTATE SECTOR	5.65%
6,700	iShares Dow Jones U.S. Real Estate Index Fund		428,197
19,200	SPDR S&P Homebuilders ETF		413,376
			841,573

	AGRICULTRAL SECTOR	2.66%
7,600	Market Vectors Agribusiness ETF		396,188

	MATERIALS SECTOR	3.51%
14,260	Materials Select Sector SPDR Trust		522,914

	MINING SECTOR	1.95%
3,120	Market Vectors Gold Miners		144,737
6,220	Market Vectors Junior Gold Miners ETF		144,926
			289,663

	TECHNOLOGY SECTOR	5.12%
11,700	Market Vectors Semiconductor		404,703
12,000	Technology Select Sector SPDR Fund		357,600
			762,303

	LARGE CAP	8.30%
5,600	PowerShares QQQ Trust, Series 1		373,856
24,000	Short S&P 500 ProShares		861,840
			1,235,696

	SMALL CAP	11.17%
4,850	Ishares Russell 2000 Index Fund		394,936
48,100	Short Russell2000 ProShares		1,267,916
			1,662,852

	MID CAP	2.66%
2,200	SPDR S&P MidCap 400 ETF Trust		396,440
			396,440

	TOTAL EXCHANGE-TRADED FUNDS	88.60%	$ 13,192,748

	CASH & CASH EQUIVALENTS	11.40%
6,141,975	Federated Treasury Obligations Fund 0.01% **		$ 1,697,659

	TOTAL INVESTMENTS	100.00%	$ 14,890,407

** Effective 7 day yield as of April 30, 2012.

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities.
Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE-TRADED FUNDS	$ 13,192,748	-	-	$ 13,192,748
INVESTMENT COMPANIES	1,697,659	-	-	1,697,659
Common Stocks	$ 14,890,407	-	-	$ 14,890,407

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant) World Funds Trust

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: July 2, 2012

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: July 2, 2012

 By: /s/ Karen Shupe

 Karen Shupe Principal Financial Officer

 Date: July 2, 2012